Expense Example {- Fidelity Advisor Freedom® 2035 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom® 2035 Fund	Jul. 13, 2021 USD ($)
Class A
Expense Example:
1 year	$ 668
3 years	862
5 years	1,069
10 years	1,646
Class M
Expense Example:
1 year	470
3 years	720
5 years	986
10 years	1,725
Class C
Expense Example:
1 year	274
3 years	538
5 years	922
10 years	1,980
Class I
Expense Example:
1 year	73
3 years	226
5 years	389
10 years	839
Class Z
Expense Example:
1 year	63
3 years	196
5 years	337
10 years	$ 731